Share-based compensation - Summary of Share Options Outstanding (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	915,687	1,292,996	825,091	1,349,001
Weighted average options remaining contractual life (years)	4 years 2 months 26 days	4 years 10 days
Number of options exercisable (in shares)	498,973	850,250
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	235,320	639,920
Weighted average options remaining contractual life (years)	1 year 11 months 23 days	2 years 1 month 17 days
Number of options exercisable (in shares)	235,320	639,920
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	23,985	43,811
Weighted average options remaining contractual life (years)	6 years 2 months 26 days	7 years 1 month 28 days
Number of options exercisable (in shares)	21,242	27,126
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	119,981	196,930
Weighted average options remaining contractual life (years)	5 years 7 days	5 years 9 months 25 days
Number of options exercisable (in shares)	80,413	107,481
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	436,293	374,010
Weighted average options remaining contractual life (years)	5 years 18 days	5 years 10 months 2 days
Number of options exercisable (in shares)	149,790	58,316
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	100,108	38,325
Weighted average options remaining contractual life (years)	4 years 6 months 21 days	5 years 4 months 24 days
Number of options exercisable (in shares)	12,208	17,407
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12